Property, Plant and Equipment - Borrowing Costs - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about property, plant and equipment [abstract]
Weighted average borrowing rate for capitalization of borrowing costs	5.90%	5.80%